0TYPE 13F-HR
PERIOD 12/31/06
FILER
    CIK					0001013538
    CCC					4ovhbaq$

SUBMISSION-CONTACT
     NAME			Thomas B. Murray
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006



Check here if Amendment   [ ]  ;    Amendment Number:
This Amendment   (Check only one.) : [  ]  is a restatement.
						 [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      The Edgar Lomax Company
Address:	6564 Loisdale Court,
		Suite 310
		Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas B. Murray
Title:	Senior Vice President of Operations
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia February 12, 2007

Report Type  (Check only one.):

[ x ]	13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	58

Form 13F Information Table Value Total:	$ 1,624,113MM


                                                          Form 13F Information Table

        Name of Issuer         Title  CUSIP      Value     Shares/  SH/ Invstmt  Other     Voting Authority
                                                (X$1000)  PRN AMT  PRN  Dscretn  Mngrs  a)Sole b)Shared c)None


                                                                                             (a) Sole (b) S(c) None

3M CO                              Com 88579Y101      $7,575     97,200 SH    Sole              82,500        14,700
ABBOTT LABORATORIES                Com 002824100      $7,920    162,600 SH    Sole             138,100        24,500
ALCOA                              Com 013817101     $33,050  1,101,300 SH    Sole             937,500       163,800
ALLEGHENY TECHNOLOGIES             Com 01741R102     $14,672    161,800 SH    Sole             138,900        22,900
ALLSTATE CORPORATION               Com 020002101     $49,926    766,800 SH    Sole             652,000       114,800
ALTRIA GROUP INC                   Com 02209S103     $47,109    548,928 SH    Sole             476,820        72,108
AMERICAN ELECTRIC POWER            Com 025537101     $15,039    353,200 SH    Sole             300,700        52,500
AMERICAN EXPRESS                   Com 025816109        $847     13,960 SH    Sole              13,500           460
AMERICAN INTERNATIONAL GROUP       Com 026874107      $8,201    114,445 SH    Sole              97,150        17,295
ANHEUSER BUSCH COS INC             Com 035229103      $7,818    158,900 SH    Sole             136,700        22,200
AT&T INC                           Com 00206R102     $82,510  2,307,970 SH    Sole           1,971,061       336,909
AVON PRODS INC                     Com 054303102      $6,910    209,150 SH    Sole             180,950        28,200
BAKER HUGHES INC                   Com 057224107      $1,366     18,300 SH    Sole              12,200         6,100
BANK OF AMERICA CORP               Com 060505104     $59,466  1,113,800 SH    Sole             946,700       167,100
BLACK & DECKER CORP                Com 091797100     $31,896    398,850 SH    Sole             340,850        58,000
BRISTOL-MYERS SQUIBB               Com 110122108      $8,830    335,500 SH    Sole             288,800        46,700
CATERPILLAR INC DEL                Com 149123101        $511      8,330 SH    Sole               8,150           180
CHEVRON CORP                       Com 166764100     $68,975    938,050 SH    Sole             800,850       137,200
CIGNA                              Com 125509109     $37,793    287,250 SH    Sole             245,850        41,400
CITIGROUP INC                      Com 172967101     $64,615  1,160,050 SH    Sole             990,620       169,430
COCA COLA CO                       Com 191216100      $7,807    161,800 SH    Sole             137,200        24,600
CONOCOPHILLIPS                     Com 20825C104     $13,512    187,800 SH    Sole             160,500        27,300
DOW CHEMICAL                       Com 260543103     $39,818    997,950 SH    Sole             850,950       147,000
DUPONT                             Com 263534109     $70,679  1,451,012 SH    Sole           1,239,374       211,638
ENTERGY CORP                       Com 29364G103      $8,263     89,500 SH    Sole              76,100        13,400
EXELON CORP COM                    Com 30161N101      $8,202    132,524 SH    Sole             113,724        18,800
EXXON MOBIL CORP.                  Com 30231G102     $59,953    782,375 SH    Sole             670,019       112,356
GENERAL DYNAMICS CORP              Com 369550108     $56,134    755,000 SH    Sole             656,600        98,400
GENERAL ELECTRIC                   Com 369604103     $67,405  1,811,475 SH    Sole           1,545,750       265,725
GENERAL MTRS CORP                  Com 370442105      $9,079    295,550 SH    Sole             247,750        47,800
GOLDMAN SACHS GROUP                Com 38141G104     $13,646     68,450 SH    Sole              58,750         9,700
HARTFORD FINL SVCS                 Com 416515104     $43,422    465,350 SH    Sole             397,450        67,900
HEINZ                              Com 423074103      $8,057    179,000 SH    Sole             151,800        27,200
HOME DEPOT INC                     Com 437076102      $2,044     50,900 SH    Sole              42,900         8,000
HONEYWELL INTL INC                 Com 438516106      $4,483     99,100 SH    Sole              83,500        15,600
IDEARC INC                         Com 451663108      $2,327     81,207 SH    Sole              69,409        11,798
INTERNATIONAL BUSINESS MACHINES    Com 459200101     $34,480    354,910 SH    Sole             302,575        52,335
INTERNATIONAL PAPER                Com 460146103      $7,819    229,288 SH    Sole             194,488        34,800
JPMORGAN CHASE & CO.               Com 46625H100     $67,609  1,399,775 SH    Sole           1,195,078       204,697
LEHMAN BROTHERS HOLDINGS INC.      Com 524908100     $18,897    241,900 SH    Sole             207,300        34,600
LIMITED BRANDS INC                 Com 532716107     $11,946    412,800 SH    Sole             355,300        57,500
MCDONALDS CORP                     Com 580135101     $27,365    617,305 SH    Sole             521,575        95,730
MERCK & CO. INC.                   Com 589331107     $47,183  1,082,189 SH    Sole             916,599       165,590
MERRILL LYNCH & CO INC             Com 590188108     $60,026    644,750 SH    Sole             550,850        93,900
MORGAN STANLEY                     Com 617446448     $47,050    577,800 SH    Sole             491,700        86,100
NORFOLK SOUTHERN                   Com 655844108     $17,084    339,700 SH    Sole             291,200        48,500
PFIZER INC                         Com 717081103     $75,191  2,903,120 SH    Sole           2,468,850       434,270
REGIONS FINANCIAL CORP             Com 7591EP100     $10,349    276,700 SH    Sole             233,700        43,000
SARA LEE CORP                      Com 803111103      $7,687    451,400 SH    Sole             383,100        68,300
SOUTHERN CO.                       Com 842587107     $41,343  1,121,616 SH    Sole             956,925       164,691
TIME WARNER INC                    Com 887317105      $4,770    219,000 SH    Sole             194,700        24,300
TYCO INTL LTD  			     Com 902124106     $24,806    816,000 SH	Sole		     696,100   	 119,900
UNITED TECHNOLOGIES                Com 913017109	$1,184     18,945 SH	Sole		      16,700         2,245
US BANCORP                         Com 902973304	$9,131    252,294 SH	Sole  	     215,291        37,003
VERIZON COMMUNICATIONS             Com 92343V104     $79,603  2,137,555 SH	Sole           1,824,090       313,465
WACHOVIA CORP 2ND                  Com 929903102      $7,848    137,800 SH    Sole             116,900        20,900
WELLS FARGO & CO        	     Com 949746101     $43,860  1,233,400 SH    Sole           1,051,900       181,500
WEYERHAEUSER CORP.                 Com 962166104	$9,022    127,700 SH    Sole	109,800		  17,900
								  $1,624,113



/TEXT
/DOCUMENT
/SUBMISSION